Significant Accounting Policies	6 Months Ended
Jun. 30, 2016
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies

A discussion of the Partnership's significant accounting policies can be found in the Partnership's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2015 (the “Consolidated Financial Statements for the year ended December 31, 2015”).

Recent Accounting Pronouncements:

 In March 2016, the Financial Accounting Standards Board (“FASB”) issued the Accounting Standard Update (“ASU”) No 2016-09, Stock Compensation, which is intended to simplify several aspects of the accounting for share-based payment award transactions. The guidance will be effective for the fiscal year beginning after December 15, 2016, including interim periods within that year. The Partnership is currently evaluating the impact, if any, of the adoption of this new standard.
In February 2016, the Financial Accounting Standards Board (“FASB”) issued the ASU 2016-02, Leases (Topic 842). The main provision of this ASU is the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases. The FASB decided to not fundamentally change lessor accounting. However, some changes have been made to lessor accounting to conform and align that guidance with the lessee guidance and other areas within U.S. GAAP. This update is effective for public entities with reporting periods beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted. The Partnership is currently evaluating the impact, if any, of the adoption of this new standard.
In July 2015, the FASB issued ASU 2015-11, to simplify the measurement of inventory using first-in, first-out (FIFO) or average cost method. According to this ASU an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of completion, disposal and transportation. This update is effective for public entities with reporting periods beginning after December 15, 2016. Early adoption is permitted. The Partnership believes that the implementation of this update will not have any material impact on its financial statements and has not elected the early adoption.
On May 28, 2014, the FASB issued Accounting Standard Update (“ASU”) No 2014-09 as amended by ASU 2016-08 which was issued in March 2016, ASU 2016-10 which was issued in April 2016 and ASU 2016-12 which was issued in May 2016, Revenue From Contracts With Customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company is currently evaluating the impact, if any, of the adoption of this new standard.